Minimum Annual Lease Commitments (Detail) (USD $)	Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
For the year ended March 31, 2014	$ 350,284
For the year ended March 31, 2015	217,794
For the year ended March 31, 2016	224,328
For the year ended March 31, 2017	231,058
For the year ended March 31, 2018	$ 278,742